Common Stock and Warrants (Details Narrative)																				1 Months Ended					2 Months Ended	3 Months Ended		4 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 26, 2020 USD ($) $ / shares	Sep. 14, 2020 USD ($) shares	Aug. 14, 2020 USD ($) $ / shares shares	Jul. 24, 2020 USD ($) $ / shares shares	Jul. 10, 2020 shares	Jul. 02, 2020 USD ($) shares	Jun. 15, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 09, 2019 USD ($) $ / shares shares	Oct. 31, 2019 $ / shares shares	Oct. 02, 2019 shares	Sep. 18, 2019 USD ($) shares	Sep. 13, 2019 USD ($) $ / shares shares	Jul. 13, 2019 USD ($) $ / shares shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Jun. 13, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2020 $ / shares shares	Mar. 29, 2020 USD ($) $ / shares shares
Number of shares issued																														1,070,424	3,044,657
Value of shares issued | $														$ 69,391
Number of shares issued for compensation
Value of shares issued for compensation | $																														$ 452,674	$ 962,678
Conversion of notes | $																							$ 25,382
Debt principal amount | $	$ 20,000																						$ 25,000							20,000
Conversion price | $ / shares						$ 1.12						$ 1.12		$ 2.60							$ 1.12		$ 1.02
Value of stock sold | $																														316,500	339,100
Number of shares issued for services																	67,500		27,000
Number of shares issued for services, value | $																	$ 102,000		$ 120,000											541,208
Warrants exercise price | $ / shares																			$ 4.44
Proceeds from exchange of shares | $														$ 104,000
Number of shares issued for conversion														40,000
Loss on extinguishment of debt | $																														366,903	(81,738)
Stock-based compensation | $																														452,674	$ 962,678
Conversion of debt into common stock, shares																							25,003
Expense related to warrants issued and outstanding | $																														$ 235,000
Subsequent Event [Member]
Number of shares issued																									250,718
Conversion of notes | $																									$ 232,658
Warrants exercise price | $ / shares																													$ 1.32
Number of shares vested																													135,000
Shares exercisable term																													5 years
Conversion of debt into common stock, shares																									80,522
Minimum [Member] | Expected Volatility [Member]
Warrant measurement inputs	350																													350
Minimum [Member] | Risk-free Rate [Member]
Warrant measurement inputs	0.29																													0.29
Maximum [Member] | Expected Volatility [Member]
Warrant measurement inputs	433																													433
Maximum [Member] | Risk-free Rate [Member]
Warrant measurement inputs	1.16																													1.16
Accrued Expenses - Related Party [Member]
Reduction in accrued compensation | $																														$ 375,936
Accounts Payable and Accrued Expenses [Member]
Reduction in accrued compensation | $																														80,029
Loss on extinguishment of debt | $																														$ 81,738
Warrant Holder's [Member]
Warrants to purchase shares of common stock		9,000	17,187	17,187																6,750
Warrants converted on cashless basis		5,163	15,629																	793
Warrants exercise price | $ / shares	$ 1.60	$ 4.44	$ 1.33	$ 1.33																$ 4.44										$ 1.60
Warrant granted to purchase shares of common stock	3,447
Warrant granted to purchase shares of common stock, value | $	$ 5,504
Accredited Investors [Member]
Number of shares issued for services																														121,500
Number of shares issued for services, value | $																														$ 135,000
Warrants exercise price | $ / shares	$ 1.12																													$ 1.12
Investor [Member]
Number of shares issued for services																												22,500
Number of shares issued for services, value | $																												$ 55,000
Investor [Member] | Subsequent Event [Member]
Number of shares issued																									49,014
Value of shares issued | $																									$ 343,098
Investor and Broker [Member]
Warrants to purchase shares of common stock												158,036
Warrant to purchase of common stock, value | $												$ 265,500
Value of warrant vested | $												$ 91,500
Warrants exercise price | $ / shares												$ 1.40
Warrants exercise term												5 years
RedDiamond Partners, LLC [Member]
Debt principal and accrued interest | $					$ 368,995
Conversion price | $ / shares						$ 1.40
Number of shares issued for conversion					263,568
Number of shares issued for conversion, value | $					$ 1,729,005
Loss on extinguishment of debt | $						$ 366,903
Launchpad IR [Member]
Number of shares issued for services													37,500
Number of shares issued for services, value | $													$ 70,500
Share price per share | $ / shares																											$ 1.68				$ 1.68
One Share of Common Stock and 1/2 Warrant Share [Member]
Warrants to purchase shares of common stock																											20,000				20,000
Number of stock sold																															20,000
Value of stock sold | $																															$ 52,000
Fair value of warrants | $																											$ 34,709				$ 34,709
Warrant transaction cost | $																											$ 17,291
Common Stock [Member]
Number of shares issued																														1,070,424	761,100
Warrants [Member]
Warrants to purchase shares of common stock	45,000																													45,000
Warrant to purchase of common stock, value | $	$ 84,644																													$ 84,644
Warrant granted to purchase shares of common stock																														240,632
Unrecognized, compensation | $	$ 84,644																													$ 84,644
Warrant [Member]
Warrants to purchase shares of common stock																											67,500				67,500
Warrant to purchase of common stock, value | $																											$ 300,770				$ 300,770
Warrant granted to purchase shares of common stock																															476,425
Warrant [Member] | Subsequent Event [Member]
Number of shares issued																									4,500
Warrant [Member] | Minimum [Member]
Warrants exercise price | $ / shares	$ 1.20																										$ 1.20			$ 1.20	$ 1.20
Warrant [Member] | Maximum [Member]
Warrants exercise price | $ / shares	$ 10.00																										$ 15.56			$ 10.00	$ 15.56
Warrant One [Member]
Warrants to purchase shares of common stock																											84,375				84,375
Cancellation of warrants to purchase common stock																															13,500
Expenses for cancellation of warrants | $																															$ 117,144
Warrant One [Member] | Cashless Conversion [Member]
Warrants to purchase shares of common stock																											42,188				42,188
Warrant to purchase of common stock, value | $																											$ 56,223				$ 56,223
Conversion rate, description																															conversion rate of .36:1.00
Expenses for cancellation of warrants | $																															$ 0
Conversion of debt into common stock, shares																															15,349
Warrant Two [Member]
Warrants to purchase shares of common stock																											9,000				9,000
Warrant to purchase of common stock, value | $																											$ 68,000				$ 68,000
Cancellation of warrants to purchase common stock																															17,000
Warrant Two [Member] | Cashless Conversion [Member]
Warrants to purchase shares of common stock																											42,187				42,187
Warrant to purchase of common stock, value | $																											$ 102,807				$ 102,807
Conversion rate, description																															conversion rate of .37:1.00
Expenses for cancellation of warrants | $																															$ 0
Conversion of debt into common stock, shares																															15,785
Detachable Warrant [Member]
Warrant granted to purchase shares of common stock																															20,000
Warrant granted to purchase shares of common stock, value | $																															$ 34,609
Video Marketing Services [Member]
Number of shares issued for compensation																														30,000
Value of shares issued for compensation | $																														$ 32,453
Two Service Provider [Member]
Number of shares issued for services											12,500
Number of shares issued for services, value | $											$ 22,000
Marketing and Investor Relations Service Provider [Member]
Number of shares issued for services											10,000
Number of shares issued for services, value | $											$ 17,600
Legal Service Provider [Member]
Number of shares issued for services											2,500
Number of shares issued for services, value | $											$ 4,400
One Warrant Holder [Member]
Number of shares issued									15,257
Value of shares issued | $									$ 12,053
Warrants converted on cashless basis									25,000
Warrants exercise price | $ / shares									$ 1.20
Four Accredited Investors [Member]
Number of shares issued																					226,071	226,071
Value of shares issued | $																					$ 316,500	$ 316,500
Directors and Officers [Member]
Number of shares issued for compensation							162,252
Value of shares issued for compensation | $							$ 486,755
John Lai [Member]
Number of shares issued					42,188																									15,349
Number of shares issued for compensation							33,619
Warrants to purchase shares of common stock			42,188	42,188
Warrants exercise price | $ / shares															$ 2.24									$ 2.24			$ 2.24				$ 2.24
Warrant granted to purchase shares of common stock				38,516	32,347																			112,500							135,000
Warrant granted to purchase shares of common stock, value | $																								$ 249,997							$ 299,973
Warrants exercise term															5 years									5 years			5 years				5 years
Share price per share | $ / shares			$ 1.33	$ 1.33
Number of escrowed shares															150,000
Number of warrant shares																														42,188
Conversion rate, description																														equating to a conversion rate of .36:1.00
Sale of stock price per share | $ / shares					$ 1.33
Number of shares vested																90,000								22,500							45,000
John Lai [Member] | Warrants [Member]
Warrants to purchase shares of common stock																																	24,523
Warrant to purchase of common stock, value | $																																	$ 11,967
Warrants exercise price | $ / shares																																	$ 1.28
Warrants exercise term																																	5 years
John Lai [Member] | Warrant One [Member]
Warrants exercise price | $ / shares																											$ 1.95				$ 1.95
Warrant granted to purchase shares of common stock																															19,847
Warrant granted to purchase shares of common stock, value | $																															$ 38,744
Warrants exercise term																											5 years				5 years
John Carruth [Member]
Number of shares issued for compensation							26,217
John Dolan [Member]
Number of shares issued for compensation							22,993
Warrants exercise price | $ / shares																											$ 2.24				$ 2.24
Warrant granted to purchase shares of common stock																															55,125
Warrant granted to purchase shares of common stock, value | $																															$ 122,489
Warrants exercise term																											5 years				5 years
John Dolan [Member] | Granted as a Bonus [Member]
Warrant granted to purchase shares of common stock																															10,125
Number of shares vested																															22,500
John Dolan [Member] | Warrants [Member]
Warrants to purchase shares of common stock																											8,829				8,829
Warrant to purchase of common stock, value | $																											$ 4,308				$ 4,308
Warrants exercise price | $ / shares																											$ 1.27				$ 1.27
Warrants exercise term																											5 years				5 years
John Dolan [Member] | Warrant Two [Member]
Warrants exercise price | $ / shares																											$ 1.95				$ 1.95
Warrant granted to purchase shares of common stock																															3,970
Warrant granted to purchase shares of common stock, value | $																															$ 7,749
Warrants exercise term																											5 years				5 years
Gregory Cash [Member]
Number of shares issued for compensation							10,789
Warrants to purchase shares of common stock																											1,765				1,765
Warrant to purchase of common stock, value | $																											$ 3,445				$ 3,445
Number of shares vested																															135,000
Gregory Cash [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											1,717				1,717
Warrant to purchase of common stock, value | $																											$ 838				$ 838
David Deming [Member]
Number of shares issued for compensation							10,711
Warrants to purchase shares of common stock																											1,103				1,103
Warrant to purchase of common stock, value | $																											$ 2,153				$ 2,153
Warrants exercise price | $ / shares																											$ 1.96				$ 1.96
Warrant granted to purchase shares of common stock																															10,313
Warrant granted to purchase shares of common stock, value | $																															$ 22,915
Warrants exercise term																											5 years				5 years
David Deming [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											1,226				1,226
Warrant to purchase of common stock, value | $																											$ 598				$ 598
Robert Rudelius [Member]
Number of shares issued for compensation							10,627
Warrants to purchase shares of common stock																											1,434				1,434
Warrant to purchase of common stock, value | $																											$ 2,799				$ 2,799
Robert Rudelius [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											1,594				1,594
Warrant to purchase of common stock, value | $																											$ 778				$ 778
Randy Meyer [Member]
Number of shares issued for compensation							10,550
Jim Martin [Member]
Number of shares issued for compensation							9,302
Scott Johnson [Member]
Number of shares issued for compensation							9,300
Warrants to purchase shares of common stock																											1,213				1,213
Warrant to purchase of common stock, value | $																											$ 2,368				$ 2,368
Number of shares vested																															135,000
Scott Johnson [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											1,104				1,104
Warrant to purchase of common stock, value | $																											$ 539				$ 539
Joseph Jasper [Member]
Number of shares issued for compensation							9,209
Warrants to purchase shares of common stock																											882				882
Warrant to purchase of common stock, value | $																											$ 1,722				$ 1,722
Joseph Jasper [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											981				981
Warrant to purchase of common stock, value | $																											$ 479				$ 479
David Masters [Member]
Number of shares issued for compensation							8,935
Warrants to purchase shares of common stock																											662				662
Warrant to purchase of common stock, value | $																											$ 1,292				$ 1,292
David Masters [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											491				491
Warrant to purchase of common stock, value | $																											$ 239				$ 239
Three Directors [Member]
Conversion of notes | $								$ 25,382
Debt principal amount | $								25,000
Accrued interest | $								$ 382
Conversion price | $ / shares								$ 1.02
Number of shares issued for conversion								25,003
Number of shares issued for conversion, value | $								$ 25,382
Accredited Investors [Member]
Warrants to purchase shares of common stock					202,499																					202,499						202,499
Fair value of warrants | $																										$ 449,993
Warrants exercise price | $ / shares					$ 2.22																					$ 2.22						$ 2.22
Accredited Investors [Member] | Detachable Warrant [Member]
Warrant granted to purchase shares of common stock																															40,000
Warrant granted to purchase shares of common stock, value | $																															$ 104,000
Randall Meyer [Member]
Warrants to purchase shares of common stock																											1,213				1,213
Warrant to purchase of common stock, value | $																											$ 2,368				$ 2,368
Randall Meyer [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											1,104				1,104
Warrant to purchase of common stock, value | $																											$ 539				$ 539
One Shareholder [Member]
Number of stock sold																		90,000
Value of stock sold | $																		$ 100,000
Warrants exercise price | $ / shares																		$ 1.12
Former Director [Member]
Number of shares issued																														15,784
Number of warrant shares																														42,188
Conversion rate, description																														equating to a conversion rate of .37:1.00
One Investor [Member] | Warrants [Member]
Warrants to purchase shares of common stock																											10,000				10,000
Warrant to purchase of common stock, value | $																											$ 17,291				$ 17,291
Warrants exercise price | $ / shares																											$ 4.00				$ 4.00
Warrants exercise term																											3 years				3 years
Directors, Officers and Consultants [Member] | Warrants [Member]
Warrants to purchase shares of common stock	72,596																													72,596
Warrant to purchase of common stock, value | $	$ 160,307																													$ 160,307
Directors, Officers and Consultants [Member] | Warrants [Member] | Minimum [Member]
Warrants exercise price | $ / shares	$ 1.40																													$ 1.40
Directors, Officers and Consultants [Member] | Warrants [Member] | Maximum [Member]
Warrants exercise price | $ / shares	1.60																													1.60
Directors, Officers and Consultants [Member] | Warrants [Member] | Weighted Average [Member]
Warrants exercise price | $ / shares	$ 1.52																													$ 1.52
Management Team Members [Member]
Warrant granted to purchase shares of common stock																															90,000
Warrant granted to purchase shares of common stock, value | $																															$ 199,982
Three New Directors [Member]
Warrant granted to purchase shares of common stock																															67,500
Warrant granted to purchase shares of common stock, value | $																															$ 119,954
James Martin [Member]
Warrants to purchase shares of common stock																											1,103				1,103
Warrant to purchase of common stock, value | $																											$ 2,153				$ 2,153
Number of shares vested																															135,000
James Martin [Member] | Warrant [Member]
Warrants to purchase shares of common stock																											1,226				1,226
Warrant to purchase of common stock, value | $																											$ 598				$ 598
Several Directors of the Company [Member]
Warrants exercise price | $ / shares																											$ 1.96				$ 1.96
Several Directors of the Company [Member] | Warrants [Member]
Warrants exercise price | $ / shares																											$ 1.28				$ 1.28
2020 Equity Incentive Plan [Member]
Number of shares authorized										1,000,000
Expiration date										Jul. 10, 2030
Number of shares reserved for future issuance										1,000,000
2020 Equity Incentive Plan [Member] | Non-Employee Director [Member]
Maximum number of shares per employee										10,000
Convertible Notes [Member]
Debt principal and accrued interest | $			$ 50,000	$ 50,000
Accrued interest | $			$ 205	$ 205
Conversion price | $ / shares			$ 2.89	$ 2.89
Number of shares issued for conversion				17,379
Settlement Agreement [Member] | John Lai [Member]
Number of shares issued for compensation																															87,000
Value of shares issued for compensation | $																															$ 116,000
Shares holding term																															3 years
Settlement Agreement [Member] | John Dolan [Member]
Number of shares issued for compensation																															51,000
Value of shares issued for compensation | $																															$ 68,000
Shares holding term																															3 years
Settlement Agreement [Member] | Randall Meyer [Member]
Number of shares issued for compensation																															143,952
Value of shares issued for compensation | $																															$ 191,936
Shares holding term																															3 years
Settlement Agreement [Member] | Former Employee [Member]
Number of shares issued for compensation																															42,015
Value of shares issued for compensation | $																															$ 80,029